RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2020	Jan. 13, 2020	Sep. 20, 2020	Jul. 31, 2020	Jan. 13, 2020	Jul. 31, 2010	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2020	Sep. 14, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 09, 2020	May 29, 2020	May 20, 2020	May 19, 2020	May 13, 2020	May 11, 2020	May 08, 2020	May 04, 2020	May 01, 2020	Apr. 28, 2020	Mar. 24, 2020	Mar. 13, 2020	Mar. 08, 2020	Mar. 01, 2020	Feb. 27, 2020	Jan. 29, 2020	Jan. 01, 2020	Mar. 25, 2019	Jan. 08, 2019
Convertible Notes Payable - Related Party								$ 6,000		$ 760
Accounts payable and accrued expenses to related party								343,296		80,664	$ 61,156
Deferred Revenue - related party								15,583		0	50,000
Stock for related party service rendered								$ 80,000	$ 0
Options issued to purchase common stock								9,800,000
Debt discount								$ 0		$ 0	38,920
Common stock issued for settlement of debt										96,315
Related party debt										$ 48,324
Due to related party										18,756	0
Debt Conversion, Converted Instrument, Amount									$ 56,895
Convertible notes payable								6,000		$ 760	13,040
Share price										$ 0.50
American Video Teleconferencing Corp (AVOT) [Member]
Services received													$ 250
Services Agreement [Member] | American Video Teleconferencing Corp (AVOT) [Member] | September 1, 2020 [Member]
Stock for related party service rendered								$ 17,000
Restricted shares of common stock								17,000,000
Total compensation								$ 17,000
Recognized revenue								$ 1,417
OCHC LLC [Member] | Restricted Stock [Member]
Debt Conversion, Converted Instrument, Amount										$ 3,155
Debt converted, share price										$ 0.50
Mike Zaman [Member]
Options issued to purchase common stock								1,000,000																1,000,000
Payments on convertible notes payable, related party					$ 760
Forgiveness of interest, related party										$ 9,282
Debt converted, share price										$ 0.50
Share price								$ 0.000025																$ 0.000025
Options exercise price								$ 0.60																$ 0.60
Managerial services																																$ 20,000
Note payable										$ 760
Expense related to automobile lease agreements										4,343	$ 8,160
Shahram Khial One [Member]
Options issued to purchase common stock								500,000						500,000
Share price								$ 0.000025						$ 0.000025
Options exercise price								$ 0.60						$ 0.60
Shahram Khial [Member]
Options issued to purchase common stock								500,000																	500,000
Share price								$ 0.000025																	$ 0.000025
Options exercise price								$ 0.60																	$ 0.60
Theresa Kitt [Member]
Options issued to purchase common stock								200,000							200,000
Share price								$ 0.000025							$ 0.000025
Options exercise price								$ 0.60							$ 0.60
Kenneth Cornell Bosket [Member]
Options issued to purchase common stock								1,000,000								1,000,000
Share price								$ 0.000025								$ 0.000025
Options exercise price								$ 0.60								$ 0.60
Managerial services																																5,000
Montse Zaman [Member]
Options issued to purchase common stock								1,000,000																1,000,000
Share price								$ 0.000025																$ 0.000025
Options exercise price								$ 0.60																$ 0.60
Managerial services																																$ 5,000
Ybelka Saint Hilaire [Member]
Options issued to purchase common stock								200,000									200,000
Share price								$ 0.000025									$ 0.000025
Options exercise price								$ 0.60									$ 0.60
Willy Rafael Saint-Hilaire [Member]
Options issued to purchase common stock								200,000										200,000
Share price								$ 0.000025										$ 0.000025
Options exercise price								$ 0.60										$ 0.60
Marvin A Saint-Hilaire [Member]
Options issued to purchase common stock								100,000											100,000
Share price								$ 0.000025											$ 0.000025
Options exercise price								$ 0.60											$ 0.60
Joan R. Saint-Hilaire [Member]
Options issued to purchase common stock								100,000											100,000	200,000
Share price								$ 0.000025											$ 0.000025
Options exercise price								$ 0.60											$ 0.60	$ 0.60
Jacob Colvin [Member]
Options issued to purchase common stock								200,000														200,000
Share price								$ 0.000025														$ 0.000025
Options exercise price								$ 0.60														$ 0.60
Brett Matus [Member]
Options issued to purchase common stock								200,000														200,000
Share price								$ 0.000025														$ 0.000025
Options exercise price								$ 0.60														$ 0.60
Arnulfo Saucedo-Bardan [Member]
Options issued to purchase common stock								1,000,000															1,000,000
Share price								$ 0.000025															$ 0.000025
Options exercise price								$ 0.60															$ 0.60
Mr Cantor [Member] | Restricted Stock [Member]
Return of shares on resignation of related party																																		$ 300,000
Convertible Notes Payable [Member] | OCHC LLC [Member]
Share price																																	$ 0.50
Convertible Notes Payable [Member] | Mike Zaman [Member]
Payments on convertible notes payable, related party		$ 760
Forgiveness of interest, related party							$ 7,200
Convertible Notes Payable [Member] | Montse Zaman [Member]
Note payable								$ 2,000
Related Party [Member]
Options issued to purchase common stock								9,100,000
Related Party [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Party								$ 6,000
Willy A. Saint-Hilaire [Member]
Options issued to purchase common stock								1,000,000																			1,000,000		1,000,000
Debt discount												$ 23,175
Convertible notes payable												$ 23,175
Share price								$ 0.000025																					$ 0.000025
Options exercise price								$ 0.60																			$ 0.60		$ 0.60
Services received																															$ 100
Shares issued upon conversion												23,175
Willy A. Saint-Hilaire [Member] | Note Conversion Agreement [Member]
Debt converted, share price						$ 0.50
Convertible notes payable						$ 17,633						$ 23,175
Debt interest						$ 859
Shares issued upon conversion						36,984
Willy A. Saint-Hilaire [Member] | Convertible Notes Payable [Member]
Debt discount			$ 1,931
Debt Conversion, Converted Instrument, Amount			23,175	$ 15,244
Debt converted, share price				$ 0.50
Note payable			$ 23,175	$ 14,500																						$ 500		$ 1,581		$ 14,500
Willy A. Saint-Hilaire [Member] | Convertible Notes Payable 1 [Member]
Debt Conversion, Converted Instrument, Amount				$ 1,592
Debt converted, share price				$ 0.50
Note payable				$ 500
Mohammad Sadrolashrafi [Member]
Options issued to purchase common stock								500,000													500,000
Share price								$ 0.000025													$ 0.000025
Options exercise price								$ 0.60													$ 0.60
Common stock purchased shares, Shares	30,000
Common stock purchased shares, Amount	$ 15,000
Brian Colvin [Member]
Options issued to purchase common stock								1,000,000														1,000,000
Share price								$ 0.000025														$ 0.000025
Options exercise price								$ 0.60														$ 0.60
Malcom Ziman [Member]
Options issued to purchase common stock								200,000														200,000
Share price								$ 0.000025														$ 0.000025
Options exercise price								$ 0.60														$ 0.60
Vinot Sambandam [Member]
Due to related party										$ 18,756